LEASES - Maturity analysis (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Undiscounted contractual obligations
Lease obligations	$ 37,339,063	$ 9,463,505
Less than 1 year
Undiscounted contractual obligations
Lease obligations	3,855,603	1,477,942
1 to 2 years
Undiscounted contractual obligations
Lease obligations	4,095,956	1,319,214
2 to 3 years
Undiscounted contractual obligations
Lease obligations	4,199,164	976,531
3 to 4 years
Undiscounted contractual obligations
Lease obligations	4,340,931	981,128
4 to 5 years
Undiscounted contractual obligations
Lease obligations	4,118,710	1,006,984
Beyond 5 years
Undiscounted contractual obligations
Lease obligations	$ 16,728,699	$ 3,701,706